Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total intangible assets			¥ 6,175		¥ 9,565
Less: accumulated amortization			(776)		(4,172)
Intangible assets, net	$ 826		5,399		5,393
Amortization expense	$ 520	¥ 3,396	776	¥ 0
License of copyright
Finite-Lived Intangible Assets [Line Items]
Total intangible assets			3,530		3,530
Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets			¥ 2,645		¥ 6,035